Equity (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of number of common shares issued and outstanding
	30 June 2022
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,617,470	456
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted share awards (par value of USD 0.01) (note 11)	675,848	7
Common shares issued	49,305,818	493

	31 December 2021
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted share awards (par value of USD 0.01) (note 11)	396,857	4
Common shares issued and outstanding	48,880,441	489